Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets

	For the Years Ended
	December 31,
	2025	2024
Finite-Lived Intangible Assets
Balance at beginning of the period	$8,963	$-
Acquired Definite-Lived Intangible Assets	-	24,369
Amortization of Definite-Lived Intangible Assets	(8,963)	(15,406)
Balance at the end of period	$-	$8,963

Technology
Balance at beginning of the period	$1,650,000	$-
Technology acquired	-	2,200,000
Accumulated amortization	(1,650,000)	(550,000)
Balance at the end of period	$-	$1,650,000